Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Detail)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Segment Terms	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Segment Terms	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Non-normal tenant improvements	$ 114,700,000			$ 114,700,000		$ 72,400,000
Interest rate						6.00%
Impairment charges	0	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0
Treasury yield term				10 years		10 years
Additional period of extension in lease contract						5 years
Number of times lease term, extended | Terms				4		4
Amortization of deferred financing costs and debt discount				$ 9,241,000	4,392,000	$ 7,195,000	$ 0	$ 0
Total principal balance of debt	3,999,750,000			3,999,750,000		3,683,250,000
Debt, fair value	$ 4,100,000,000			$ 4,100,000,000		$ 3,740,528,000
Number of reportable segment | Segment				1		1
Additional rent, percentage points used in calculation				6.00%
Effective tax rate	3.30%			2.80%		6.00%	0.00%	0.00%
Amortization of deferred financing costs	$ 2,800,000			$ 8,400,000
Long-term debt	3,940,803,000			3,940,803,000		$ 3,621,942,000	$ 0
Tenant
Summary Of Significant Accounting Policies [Line Items]
Initial cap of non-normal tenant improvements in the first year				100,000,000		100,000,000
Annual increase in non-normal tenant improvements				$ 75,000,000		$ 75,000,000
Master lease, initial lease term				10 years		10 years
Additional period of extension in lease contract				5 years
Corporate Services Agreement
Summary Of Significant Accounting Policies [Line Items]
Expenses incurred	400,000		$ 600,000	$ 1,200,000		$ 900,000
Operating Partnership Units to MGP's Class A Shares
Summary Of Significant Accounting Policies [Line Items]
Operating Partnership unit conversion				1		1
MGP Operating Partnership
Summary Of Significant Accounting Policies [Line Items]
Amortization of deferred financing costs and debt discount				$ 9,241,000	$ 4,392,000	$ 7,195,000	0	$ 0
Long-term debt	$ 3,940,803,000			$ 3,940,803,000		3,621,942,000	$ 0
Landlord | MGP Operating Partnership
Summary Of Significant Accounting Policies [Line Items]
Exposure to assets						9,100,000,000
Exposure to liabilities						$ 152,600,000